LEASE - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Jun. 30, 2020	Dec. 31, 2019
LEASE
Weighted average remaining lease term (years):- Finance leases	14 years 1 month 6 days	15 years 2 months 12 days
Weighted average remaining lease term (years):- Operating leases	15 years 10 months 24 days	15 years 7 months 6 days
Weighted average discount rate:- Finance leases	7.06%	6.91%
Weighted average discount rate:- Operating leases	6.25%	6.35%